Explanation of transition to IFRS	12 Months Ended
Dec. 31, 2018
Explanation of transition to Ifrs [Abstract]
Disclosure of first-time adoption [text block]
Note 31.	Explanation of transition to IFRS

As stated in Note 2(a), these are the Company’s first consolidated financial statements prepared in accordance with IFRS. As the basis of the preparation, the Company not only follows the significant accounting policies stated in Note 4 but also applies IFRS 1.

IFRS 1 establishes the procedures for the Company’s first consolidated financial statements prepared in accordance with IFRS. According to IFRS 1, the Company is required to determine the accounting policies under IFRS and retrospectively apply those accounting policies in its opening statement of financial position at the date of transition to IFRS; except for optional exemptions and mandatory exceptions to such retrospective application provided under IFRS 1.

The main optional exemptions the Company adopted are summarized as follows:

1)	Business combinations. The Company elected not to apply IFRS 3, “Business Combinations,” retrospectively to business combinations that occurred before January 1, 2017. Therefore, in the opening statement of financial position, the amount of goodwill generated from past business combinations was the same as the carrying amount of goodwill under US GAAP as of January 1, 2017.

2)	Employee benefits. The Company elected to recognize all cumulative actuarial gains and losses in retained earnings as of January 1, 2017.

3)	Financial instrument. The Company elected to relieve from the retrospective application of the requirements in respect of the recognition of such “Day 1” gains or losses on IFRS 9 “Financial Instruments”. Under the optional exemption, the criteria for the recognition of gains and losses subsequent to the initial recognition of a financial asset or liability need only be applied prospectively to transactions entered into. Therefore, in the opening statement of financial position, the amount of financial instrument was the same as the carrying amount under US GAAP and just reclassified to appropriate classifications under IFRS 9.

The accounting policies set out in Note 4 have been applied in the preparing of an opening IFRS statement of financial position at January 1, 2017, the transition date, the comparative information presented in these financial statements for the year ended December 31, 2017 and in preparation the financial statements for the year ended December 31, 2018.

In preparing its opening IFRS statement of financial position, the Company has adjusted amounts reported previously in financial statements prepared in accordance with US GAAP (previous GAAP). An explanation of how the transition from previous GAAP to IFRS has affected the Company’s consolidated financial statements is set out in the following tables and the notes that accompany the tables.

(1)	Reconciliation of consolidated statement of financial position as of January 1, 2017

US GAAP		Effect of Transition to IFRS		IFRS
Items	Amount	Recognition Difference	Presentation Difference	Amount	Items	Note
Assets					Assets
Current assets:					Current assets:
Cash and cash equivalents	$184,452	$-	$-	$184,452	Cash and cash equivalents
Investments in marketable securities available-for-sale	10,157	-	(10,157)	-	–	A-1
–	-	-	5,140	5,140	Financial assets at amortized cost	A-1
–	-	-	5,017	5,017	Financial assets at fair value through profit or loss	A-1
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts	190,998	-	1,536	192,534	Accounts receivable, net	B
Inventories	149,748	-	-	149,748	Inventories
Deferred tax assets	5,065	-	(5,065)	-	–	D
–	-	-	43	43	Income taxes receivable
Restricted cash, cash equivalents and marketable securities	138,200	-	-	138,200	Restricted deposit
Other receivables from related parties	7,150	-	-	7,150	Other receivable from related parties
Prepaid expenses and other current assets	17,195	-	(43)	17,152	Other current assets
Total current assets	702,965	-	(3,529)	699,436	Total current assets
Investment in non-marketable equity securities	12,242	-	(12,242)	-	–	A-2
–	-	-	10,562	10,562	Financial assets at fair value through profit or loss	A-2
–	-	-	1,680	1,680	Financial assets at fair value through other comprehensive income	A-2
Equity method investments	2,362	-	-	2,362	Equity method investments
Property, plant and equipment, net	48,172	-	(863)	47,309	Property, plant and equipment, net	C
Deferred tax assets	1,050	(55)	6,261	7,256	Deferred tax assets	D,F
Goodwill	28,138	-	-	28,138	Goodwill
Other intangible assets, net	3,170	-	611	3,781	Other intangible assets, net	C
Restricted marketable securities	124	-	-	124	Restricted deposit
Other assets	1,411	(90)	252	1,573	Other non-current assets	C,F
	96,669	(145)	6,261	102,785
Total assets	$799,634	$(145)	$2,732	$802,221	Total assets

US GAAP		Effect of Transition to IFRS		IFRS
Items	Amount	Recognition Difference	Presentation Difference	Amount	Items	Note
Liabilities, Redeemable noncontrolling interest and Equity					Liabilities and Equity
Current liabilities:					Current liabilities:
Short-term debt	$138,000	$-	$-	$138,000	Short-term borrowings
Accounts payable	142,269	-	-	142,269	Accounts payable
Accounts payable to related party	576	-	-	576	Accounts payable to related party
Income taxes payable	14,155	-	519	14,674	Income taxes payable	E
Deferred tax liabilities	25	-	(25)	-	–	D
Other accrued expenses and other current liabilities	29,721	-	1,536	31,257	Other current liabilities	B
Total current liabilities	324,746	-	2,030	326,776	Total current liabilities
–	-	4,524	-	4,524	Financial liability at amortized cost	A-3
Income taxes payable	519	-	(519)	-	–	E
Accrued pension liabilities	1,064	-	-	1,064	Net defined benefit liabilities
Deferred tax liabilities	60	-	1,221	1,281	Deferred tax liabilities	D
Other liabilities	1,438	-	-	1,438	Other non-current liabilities
Total liabilities	327,827	4,524	2,732	335,083	Total liabilities

Redeemable noncontrolling interest	3,656	(3,656)	-	-	–	A-3
Equity					Equity
Himax Technologies, Inc. stockholders’ equity:
Ordinary shares	107,010	-	-	107,010	Ordinary shares
Additional paid-in capital	106,350	(2,877)	-	103,473	Additional paid-in capital	G
Treasury shares	(9,020)	-	-	(9,020)	Treasury shares
Accumulated other comprehensive loss	(2,467)	913	-	(1,554)	Accumulated other comprehensive income	F
Unappropriated retained earnings	265,860	951	-	266,811	Retained earnings	A-3,F,G
Total Himax Technologies, Inc. stockholders’ equity	467,733	(1,013)	-	466,720	Equity attributable to owners of Himax Technologies, Inc.
Noncontrolling interests	418	-	-	418	Noncontrolling interests
Total equity	468,151	(1,013)	-	467,138	Total equity
Total liabilities, redeemable noncontrolling interest and equity	$799,634	$(145)	$2,732	$802,221	Total liabilities and equity

(2)	Reconciliation of consolidated statement of financial position as of December 31, 2017

US GAAP		Effect of Transition to IFRS		IFRS
Items	Amount	Recognition Difference	Presentation Difference	Amount	Items	Note
Assets					Assets
Current assets:					Current assets:
Cash and cash equivalents	$138,023	$-	$-	$138,023	Cash and cash equivalents
Investments in marketable securities available-for-sale	10,879	-	(10,879)	-	–	A-1
–	-	-	10,358	10,358	Financial assets at amortized cost	A-1
–	-	-	521	521	Financial assets at fair value through profit or loss	A-1
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts	187,571	-	1,203	188,774	Accounts receivable, net	B
Inventories	135,200	-	-	135,200	Inventories
–	-	-	53	53	Income taxes receivable
Restricted cash, cash equivalents and marketable securities	147,000	-	-	147,000	Restricted deposit
Other receivables from related parties	3,250	-	-	3,250	Other receivable from related parties
Prepaid expenses and other current assets	39,495	-	(53)	39,442	Other current assets
Total current assets	661,418	-	1,203	662,621	Total current assets

Investment in non-marketable equity securities	3,122	-	(3,122)	-	–	A-2
–	-	-	1,600	1,600	Financial assets at fair value through profit or loss	A-2
–	-	-	1,522	1,522	Financial assets at fair value through other comprehensive income	A-2
Equity method investments	10,739	-	-	10,739	Equity method investments
Property, plant and equipment, net	86,673	-	(2,098)	84,575	Property, plant and equipment, net	C
Deferred tax assets	7,688	(54)	79	7,713	Deferred tax assets	D,F
Goodwill	28,138	-	-	28,138	Goodwill
Other intangible assets, net	2,179	-	720	2,899	Other intangible assets, net	C
Restricted marketable securities	470	-	-	470	Restricted deposit
Other assets	1,628	(90)	1,378	2,916	Other non-current assets	C,F
	140,637	(144)	79	140,572
Total assets	$802,055	$(144)	$1,282	$803,193	Total assets

US GAAP		Effect of Transition to IFRS		IFRS
Items	Amount	Recognition Difference	Presentation Difference	Amount	Items	Note
Liabilities, Redeemable noncontrolling interest and Equity					Liabilities and Equity
Current liabilities:					Current liabilities:
Short-term debt	$147,000	$-	$-	$147,000	Short-term borrowings
–	-	4,837	-	4,837	Financial liability at amortized cost	A-3
Accounts payable	139,933	-	-	139,933	Accounts payable
Income taxes payable	6,798	-	487	7,285	Income taxes payable	E
Other payable to related party	2,200	-	-	2,200	Other payable to related party
Other accrued expenses and other current liabilities	41,268	-	1,203	42,471	Other current liabilities	B
Total current liabilities	337,199	4,837	1,690	343,726	Total current liabilities
Income taxes payable	487	-	(487)	-	–	E
Accrued pension liabilities	1,152	-	-	1,152	Net defined benefit liabilities
Deferred tax liabilities	32	-	79	111	Deferred tax liabilities	D
Other liabilities	4,616	-	-	4,616	Other non-current liabilities
Total liabilities	343,486	4,837	1,282	349,605	Total liabilities

Redeemable noncontrolling interest	3,656	(3,656)	-	-	–	A-3
Equity					Equity
Himax Technologies, Inc. stockholders’ equity:
Ordinary shares	107,010	-	-	107,010	Ordinary shares
Additional paid-in capital	107,400	(2,973)	-	104,427	Additional paid-in capital	G
Treasury shares	(8,878)	-	-	(8,878)	Treasury shares
Accumulated other comprehensive loss	(1,430)	984	-	(446)	Accumulated other comprehensive income	F
Unappropriated retained earnings	252,546	664	-	253,210	Retained earnings	A-3,F,G
Total Himax Technologies, Inc. stockholders’ equity	456,648	(1,325)	-	455,323	Equity attributable to owners of Himax Technologies, Inc.
Noncontrolling interests	(1,735)	-	-	(1,735)	Noncontrolling interests
Total equity	454,913	(1,325)	-	453,588	Total equity
Total liabilities, redeemable noncontrolling interest and equity	$802,055	$(144)	$1,282	$803,193	Total liabilities and equity

(3)	Reconciliation of consolidated statement of profit or loss for the year ended December 31, 2017

US GAAP		Effect of Transition to IFRS		IFRS
Items	Amount	Recognition Difference	Presentation Difference	Amount	Items	Note
Revenues	$685,167	$-	$-	$685,167	Revenues

Costs and expenses:					Costs and expenses:
Cost of revenues	518,142	-	-	518,142	Cost of revenues
Research and development	117,757	(95)	-	117,662	Research and development	F,G
General and administrative	20,614	(153)	-	20,461	General and administrative	F,G
Bad debt expense	155	-	-	155	Expected credit loss
Sales and marketing	20,349	39	-	20,388	Sales and marketing	F,G
Total costs and expenses	677,017	(209)	-	676,808	Total costs and expenses

Operating income	8,150	209	-	8,359	Operating income

Non operating income (loss):					Non operating income (loss):
Interest income	2,225	-	-	2,225	Interest income
Gain on sale of securities, net	23,226	-	-	23,226	Changes in fair value of financial assets at fair value through profit or loss
Equity in losses of equity method investees	(1,200)	-	-	(1,200)	Share of losses of associates
Foreign currency exchange losses, net	(1,517)	(142)	-	(1,659)	Foreign currency exchange losses, net	F
Interest expense	(565)	(313)	-	(878)	Finance costs	A-3
Other income, net	19	-	-	19	Other income
	22,188	(455)	-	21,733
Earnings before income taxes	30,338	(246)	-	30,092	Profit before income taxes
Income tax expense	4,520	34	-	4,554	Income tax expense	F
Net income	25,818	(280)	-	25,538	Profit for the period
Net loss attributable to noncontrolling interests	2,149	(7)	-	2,142	Loss attributable to noncontrolling interests	F
Net income attributable to Himax Technologies, Inc. stockholders	$27,967	$(287)	$-	$27,680	Profit attributable to Himax Technologies, Inc. stockholders

Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.08			$0.08	Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.08			$0.08	Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders	$0.16			$0.16	Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders	$0.16			$0.16	Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders

(4)	Reconciliation of consolidated statement of other comprehensive income for the year ended December 31, 2017

US GAAP		Effect of Transition to IFRS		IFRS
Items	Amount	Recognition Difference	Presentation Difference	Amount	Items	Note
Net income	$25,818	$(280)	$-	$25,538	Profit for the year

Other comprehensive income (loss):					Other comprehensive income:
				1,184	Items that may be reclassified subsequently to profit or loss:
Unrealized gains (losses) on securities, not subject to income tax:	322	-	-	322	Unrealized gains on financial assets at fair value through profit or loss and amortized cost
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	510
Reclassification adjustment for realized gains included in net income	(188)
Foreign currency translation adjustments, net of income tax of nil	862	-	-	862	Foreign operations - foreign currency translation differences
Net unrecognized actuarial gain (loss), net of income tax	(150)	69	-	(81)	Items that will not be reclassified to profit or loss:
				(96)	Remeasurements of defined benefit pension plans
				15	Income tax related to items that will not be reclassified subsequently
Comprehensive income	26,852	(211)	-	26,641	Total comprehensive income for the year
Comprehensive loss attributable to noncontrolling interests	2,152	(5)	-	2,147	Total comprehensive income attributable to noncontrolling interests
Comprehensive income attributable to Himax Technologies, Inc. stockholders	$29,004	$(216)	$-	$28,788	Total comprehensive income attributable to Himax Technologies, Inc. stockholders

(4)	Significant reconciliation differences in consolidated statement of cash flows for the year ended December 31, 2017

The Company prepared the statement of cash flows using the indirect method under US GAAP, in which the interest received, the interest paid and the income tax paid are not required to be disclosed separately; instead, the interest received, the interest paid and the income tax paid are included within the operating activities in the statement of cash flows. However, according to IAS No. 7, “Statement of Cash Flows” for the year ended December 31, 2017, the interest received of $2,165 thousand, the interest paid of $565 thousand and the income tax paid $14,683 thousand should be disclosed separately based on their nature in the operating activities, respectively.

Except for the above differences, there are no other significant differences between US GAAP and IFRS in the consolidated statement of cash flows.

(5)	Notes to the reconciliation of the main differences:

A)	Financial instruments

Under US GAAP, investment securities consist of investments in marketable securities and investments in non-marketable equity securities. All of the Company’s investments in marketable securities are classified as available-for-sale securities and are reported at fair value. Investments in non-marketable equity securities in which the Company does not have the ability to exercise significant influence over the operating and financial policies of the investee are stated at cost.

Under IFRS, IFRS 9 “Financial Instruments” includes guidance on the classification and measurement of financial instruments, a new expected credit loss model for calculating impairment on financial assets, and the new general hedge accounting requirements. It is effective for annual reporting periods beginning on January 1, 2018. The Company elects to relieve the retrospective application of measurement of financial instrument under IFRS 9 and just to reclassify the classification of financial instruments under IFRS 9 as follows:

A-1)	As of January 1, 2017, the Company had $10,157 thousand reported as investments in marketable securities available-for-sale, which were time deposit with original maturities more than three months of $5,140 thousand and money market fund of $5,017 thousand under US GAAP, that were reclassified to financial assets at amortized cost and financial assets at fair value through profit or loss-current, at amounts of $5,140 thousand and $5,017 thousand, respectively, under IFRS.

As of December 31, 2017, the Company had $10,879 thousand reported as investment in marketable securities available-for-sale, which were time deposit with original maturities more than three months of $10,358 thousand and money market fund of $521 thousand under US GAAP, that were reclassified to financial assets at amortized cost and financial assets at fair value through profit or loss-current, at amounts of $10,358 thousand and $521 thousand, respectively, under IFRS.

A-2)	As of January 1, 2017, the Company had $12,242 thousand reported as investment in non-marketable equity securities under US GAAP, which were unlisted equity securities held for long-term strategies, that were reclassified to financial assets at fair value through profit or loss-noncurrent and financial assets at fair value through other comprehensive income at amounts of $10,562 thousand and $1,680 thousand, respectively, under IFRS.

As of December 31, 2017, the Company had $3,122 thousand reported as investment in non-marketable equity securities under US GAAP, which were unlisted equity securities held for long-term strategies, that were reclassified to financial assets at fair value through profit or loss-noncurrent and financial assets at fair value through other comprehensive income at amounts of $1,600 thousand and $1,522 thousand, respectively, under IFRS.

A-3)	Under US GAAP, the Company recognized redeemable convertible preferred shares which were issued to a non-controlling shareholder by Himax Display Inc., a consolidated subsidiary, as temporary equity. The redeemable convertible preferred shares were presented as redeemable noncontrolling interest and recognized at fair value.

Under IFRS, the Company recognized the above-mentioned redeemable convertible preferred shares as financial liability at amortized cost using effective interest method.

As of January 1, 2017, the Company had $3,656 thousand reported as redeemable noncontrolling interest under US GAAP, that were reclassified to financial liability at amortized cost-noncurrent and recognized interest expense (finance costs) using effective interest method which decreased retained earnings by $868 thousand. After the above adjustments, the Company had $4,524 thousand reported as financial liability at amortized cost-noncurrent under IFRS.

As of December 31, 2017, the Company had $3,656 thousand reported as redeemable noncontrolling interest under US GAAP, that were reclassified to financial liability at amortized cost-current and recognized interest expense (finance costs) using effective interest method which decreased retained earnings by $1,181 thousand. After the above adjustments, the Company had $4,837 thousand reported as financial liability at amortized cost-current under IFRS.

For the year ended December 31, 2017, interest expense (finance costs) was adjusted for an increase of $313 thousand.

B)	Allowance of sales returns and discounts

Under US GAAP, allowance for sales returns and discounts were recognized as a reduction in revenue in the year the related revenue is recognized based on historical experience. The corresponding allowance for sales returns and discounts was presented as a reduction in accounts receivable.

Under IFRS, the allowance for sales returns and discounts is a present obligation with uncertain timing and an amount that arises from past events and is therefore reclassified as provisions.

As of January 1, 2017 and December 31, 2017, the amounts reclassified from allowance for sales returns and discounts to provisions were $1,536 thousand and $1,203 thousand, respectively.

C)	Property, plant and equipment, net

Under US GAAP, property, plant and equipment typically consist of long-lived tangible assets used to create and distribute an entity's products and including software.

Under IFRS, property, plant and equipment are tangible items that are held for use in the production or supply of goods or services, for rental to others, or for administrative purposes and are expected to be used during more than one period. Certain software that is not an integral part of the related hardware and prepayment for equipment not shipped to the factory are reclassified out from property, plant and equipment under US GAAP and reclassified to other intangible assets, net and other non-current assets as they do not meet the definition of property, plant and equipment under IFRS.

As of January 1, 2017, property, plant and equipment, net of $863 thousand were reclassified to other intangible assets, net and other non-current assets at amounts of $611 thousand and $252 thousand, respectively.

As of December 31, 2017, property, plant and equipment, net of $2,098 thousand were reclassified to other intangible assets, net and other non-current assets at amounts of $720 thousand and $1,378 thousand, respectively.

D)	Deferred tax assets and liabilities

Under US GAAP, for a particular tax-paying component of an entity and within a particular tax jurisdiction, all current / non-current deferred tax liabilities and assets are offset and presented as a single amount.

Under IFRS, deferred tax liabilities and assets are offset only if the entity has a legally enforceable right to offset current tax liabilities and assets.

As of January 1, 2017, the amounts reclassified from current deferred tax assets to noncurrent deferred tax assets was $5,065 thousand.

As of January 1, 2017 and December 31, 2017, the amounts reclassified from deferred tax assets to deferred tax liabilities were $1,196 thousand and $79 thousand, respectively.

E)	Income taxes payable

Under US GAAP, income taxes payable is classified as current if cash payment is expected within 12 months; if not, the amount is classified as noncurrent.

Under IFRS, income tax payables are classified as current unless an unconditional right to defer payment for a period greater than twelve months exists.

As of January 1, 2017 and December 31, 2017, the amounts reclassified from income taxes payable-noncurrent to income taxes payable-current were $519 thousand and $487 thousand, respectively.

F)	Employee benefits

Under US GAAP, actuarial gains and losses arising in the period are recognized immediately in OCI and amortized from accumulated OCI into the profit or loss over the employees’ remaining service period. The recognition of an asset in respect of a defined benefit plan is not restricted. Interest cost on the net defined liability is determined by applying the discount rate used to measure the defined benefit obligation and return on plan assets is determined by applying the expected long-term rate of return on plan assets to the market related value of the plan assets.

Under IFRS, remeasurements of the net defined benefit liability (asset) are recognized in OCI and are not reclassified to profit or loss in a subsequent period. If the defined benefit plan is in surplus, then the amount of any net asset recognized is limited to the present value of any economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan (the asset’s ceiling). Net interest on the net defined benefit liability / asset is determined by applying the discount rate used to measure the defined benefit obligation.

As of January 1, 2017, net defined benefit assets included in other assets, deferred tax assets and remeasurements of the net defined benefit liability or asset related to components of accumulated other comprehensive income were adjusted for a decrease of $90 thousand, $55 thousand and an increase of $913 thousand, respectively. Retained earnings was adjusted for a decrease of $1,058 thousand as a result of the aforementioned adjustments.

As of December 31, 2017, net defined benefit assets included in other assets, deferred tax assets and remeasurements of the net defined benefit liability or asset related to components of accumulated other comprehensive income were adjusted for a decrease of $90 thousand, $54 thousand and an increase of $984 thousand, respectively. Retained earnings was adjusted for a decrease of $1,128 thousand as a result of the aforementioned adjustments.

For the year ended December 31, 2017, research and development expense, general and administrative expense and sales and marketing expense for employee benefits were adjusted for a decrease of $83 thousand, $11 thousand and $14 thousand, respectively, and in total operating expense decreased $108 thousand. Besides, foreign currency exchanges loss, income tax expense and net loss attributable to noncontrolling interest for employee benefits were adjusted for an increase of $142 thousand, $34 thousand and a decrease of $7 thousand, respectively.

G)	Share-based compensation

For equity instruments vesting in tranches, US GAAP allows for the compensation expense to be recognized in a straight-line method. Under US GAAP, the Company recognized compensation expense by straight-line method and recognized excess tax benefits from share-based payments.

For these equity investments vesting in tranches, IFRS requires each tranche to be accounted for as its own award. Under IFRS, the Company recognized compensation expense separately for each tranche, and there is no requirement of recognizing excess tax benefits.

As of January 1, 2017, the Company reversed excess tax benefits from share-based payments and adjusted the difference for amortization method, which totally decreased additional paid-in capital of $2,877 thousand and increased retained earnings by $2,877 thousand.

As of December 31, 2017, the Company reversed excess tax benefits from share-based payments and adjusted the difference for amortization method, which in total decreased additional paid-in capital of $2,973 thousand and increased retained earnings by $2,973 thousand.

For the year ended December 31, 2017, research and development expense, general and administrative expense and sales and marketing expense for compensation expenses were adjusted for a decrease of $12 thousand, $142 thousand and an increase of $53 thousand, respectively, and in total operating expense decreased $101 thousand.